PACIFIC GLOBAL ETFs
PACIFIC GLOBAL FOCUSED HIGH YIELD ETF
Portfolio of Investments
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Fair Value
CORPORATE BONDS - 95.7%
Basic Materials - 1.8%
Alcoa Nederland Holding BV 5.50%, 12/15/2027 (a)	$275,000	$296,354
Novelis Corp. 5.88%, 09/30/2026 (a)	200,000	209,610
		505,964
Communications - 22.3%
Altice France SA 7.38%, 05/01/2026 (a)	400,000	416,500
CCO Holdings LLC 5.00%, 02/01/2028 (a)	675,000	714,589
CenturyLink, Inc. 7.50%, 04/01/2024	500,000	561,050
Clear Channel Worldwide Holdings, Inc. 9.25%, 02/15/2024	252,000	262,628
CommScope Technologies LLC 6.00%, 06/15/2025 (a)	410,000	418,774
CSC Holdings LLC 5.38%, 02/01/2028 (a)	275,000	289,781
CSC Holdings LLC 6.50%, 02/01/2029 (a)	500,000	553,438
Diamond Sports Group LLC 12.75%, 12/01/2026 (a)	245,000	211,925
iHeartCommunications, Inc. 8.38%, 05/01/2027	200,000	215,000
LogMeIn, Inc. 5.50%, 09/01/2027 (a)	300,000	314,439
Netflix, Inc. 4.88%, 06/15/2030 (a)	325,000	374,657
Outfront Media, Inc. 5.00%, 08/15/2027 (a)	325,000	328,799
Sprint Corp. 7.88%, 09/15/2023	250,000	285,937
Sprint Corp. 7.63%, 03/01/2026	500,000	613,225
Uber Technologies, Inc. 8.00%, 11/01/2026 (a)	300,000	325,313
Virgin Media Secured Finance Plc 5.50%, 08/15/2026 (a)	325,000	337,831
		6,223,886
Consumer, Cyclical - 17.8%
1011778 BC ULC / New Red Finance, Inc. 4.38%, 01/15/2028 (a)	250,000	251,603
Aramark Services, Inc. 5.00%, 02/01/2028 (a)	275,000	285,725
Beazer Homes USA, Inc. 7.25%, 10/15/2029	250,000	273,125
Boyd Gaming Corp. 6.38%, 04/01/2026	375,000	387,135
Caesars Resort Collection LLC 5.25%, 10/15/2025 (a)	400,000	403,992
Cedar Fair LP 5.25%, 07/15/2029	500,000	515,845
Core & Main LP 6.13%, 08/15/2025 (a)	275,000	282,759
Ford Motor Co. 4.35%, 12/08/2026	250,000	263,797
Ford Motor Co. 7.45%, 07/16/2031	425,000	536,650
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	325,000	328,656
Panther Finance Co, Inc. 6.25%, 05/15/2026 (a)	325,000	345,569
Scientific Games International, Inc. 8.25%, 03/15/2026 (a)	250,000	268,551
SeaWorld Parks & Entertainment, Inc. 9.50%, 08/01/2025 (a)	250,000	272,175
Tesla, Inc. 5.30%, 08/15/2025 (a)	275,000	285,684
Viking Cruises Ltd. 5.88%, 09/15/2027 (a)	250,000	244,844
		4,946,110
Consumer, Non-cyclical - 18.6%
Ahern Rentals, Inc. 7.38%, 05/15/2023 (a)	400,000	361,250
Albertsons LLC 5.88%, 02/15/2028 (a)	325,000	346,122
Allied Universal Holdco LLC 9.75%, 07/15/2027 (a)	350,000	384,629
Bausch Health Americas, Inc. 8.50%, 01/31/2027 (a)	325,000	361,007
Bausch Health Cos, Inc. 6.13%, 04/15/2025 (a)	475,000	487,445
Charles River Laboratories International, Inc. 4.25%, 05/01/2028 (a)	275,000	283,715
CHS/Community Health Systems, Inc. 6.63%, 02/15/2025 (a)	375,000	396,564
HCA, Inc. 5.63%, 09/01/2028	525,000	604,682
JBS Investments II GMBH 7.00%, 01/15/2026 (a)	275,000	293,383
JBS Investments II GMBH 5.75%, 01/15/2028 (a)	275,000	290,172
Kraft Heinz Foods Co. 4.25%, 03/01/2031	350,000	385,912
Prime Security Services Borrower LLC 5.75%, 04/15/2026 (a)	275,000	297,131
RegionalCare Hospital Partners Holdings, Inc. 9.75%, 12/01/2026 (a)	200,000	216,875
Tenet Healthcare Corp. 6.75%, 06/15/2023	450,000	487,012
		5,195,899
Energy - 12.0%
Antero Resources Corp. 8.38%, 07/15/2026 (a)	350,000	386,531
Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	300,000	343,264
Chesapeake Energy Corp. 5.88%, 02/01/2029 (a)	275,000	292,016
Endeavor Energy Resources LP 5.75%, 01/30/2028 (a)	350,000	370,237
EnLink Midstream Partners LP 4.15%, 06/01/2025	425,000	416,589
Genesis Energy LP / Genesis Energy Finance Corp. 7.75%, 02/01/2028	275,000	275,426
Occidental Petroleum Corp. 2.90%, 08/15/2024	400,000	396,064
Southwestern Energy Co. 6.20%, 01/23/2025	175,000	187,307
Targa Resources Partners Corp. 5.88%, 04/15/2026	450,000	471,938
USA Compression Partners LP 6.88%, 09/01/2027	200,000	206,338
		3,345,710
Financials - 7.5%
Ally Financial, Inc. 5.75%, 11/20/2025	500,000	568,692
Barclays Plc 5.20%, 05/12/2026	275,000	311,558
Iron Mountain, Inc. 5.25%, 03/15/2028 (a)	400,000	416,250
OneMain Finance Corp. 6.13%, 03/15/2024	400,000	432,500
OneMain Finance Corp. 7.13%, 03/15/2026	300,000	346,382
		2,075,382
Industrial - 13.3%
Ardagh Packaging Finance PLC 5.25%, 08/15/2027 (a)	275,000	281,861
Berry Global, Inc. 4.50%, 02/15/2026 (a)	400,000	410,750
Bombardier, Inc. 7.50%, 03/15/2025 (a)	275,000	270,875
Cargo Aircraft Management, Inc. 4.75%, 02/01/2028 (a)	250,000	258,281
Gates Global LLC / Gates Corp. 6.25%, 01/15/2026 (a)	250,000	262,292
Mauser Packaging Solutions Holding Co. 5.50%, 04/15/2024 (a)	200,000	203,366
Mauser Packaging Solutions Holding Co. 7.25%, 04/15/2025 (a)	275,000	275,344
Standard Industries Inc. 4.75%, 01/15/2028 (a)	375,000	389,194
Titan Acquisition Ltd / Titan Co-Borrower LLC 7.75%, 04/15/2026 (a)	300,000	312,690
TransDigm, Inc. 6.25%, 03/15/2026 (a)	500,000	530,578
TransDigm, Inc. 6.38%, 06/15/2026	250,000	258,906
Vertical US Newco, Inc. 5.25%, 07/15/2027 (a)	250,000	262,188
		3,716,325
Utilities - 2.4%
Talen Energy Supply LLC 7.25%, 05/15/2027 (a)	275,000	281,614
Vistra Operations Co LLC 5.63%, 02/15/2027 (a)	375,000	390,315
		671,929
Total Corporate Bonds
(Cost $26,100,852)		26,681,205

	Shares
SHORT TERM INVESTMENTS - 3.0%
First American Treasury Obligations Fund - Class X, 0.03% (b)	850,083	850,083
Total Short Term Investments
(Cost $850,083)		850,083
TOTAL INVESTMENTS - 98.7%
(Cost $26,950,935)		27,531,288
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		361,211
TOTAL NET ASSETS - 100.0%		$27,892,499

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b) Seven-day yield as of March 31, 2021

Glossary:
Ltd. - Private Limited Company
Plc - Public Limited Company
LP - Limited Partnership

PACIFIC GLOBAL ETFs
PACIFIC GLOBAL FOCUSED HIGH YIELD ETF
Portfolio Allocations
March 31, 2021 (Unaudited)

Asset Type Allocation
Corporate Bonds	95.7%
Short Term Investments	3.0%
Total Investments	98.7%
Other Assets in Excess of Liabilities	1.3%
Net Assets	100.0%

Sector Allocation
Communications	22.3%
Consumer, Non-cyclical	18.6%
Consumer, Cyclical	17.8%
Industrial	13.3%
Energy	12.0%
Financials	7.5%
Short Term Investments	3.0%
Utilities	2.4%
Basic Materials	1.8%
Total Investments	98.7%
Other Assets in Excess of Liabilities	1.3%
Net Assets	100.0%

Percentages indicated are based upon net assets.

PACIFIC GLOBAL ETFs
NOTES TO PORTFOLIOS OF INVESTMENTS
March 31, 2021 (Unaudited)

Securities Valuation

All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs. These inputs may include executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described before are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued by the applicable investment adviser or sub-adviser at their respective fair values in accordance with pricing procedures adopted by the Trust’s Board of Trustees (the “Board”). When a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the Fund's investments as of March 31, 2021, based on the inputs used to value them:

Pacific Global Focused High Yield ETF
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$26,681,205	$-	$26,681,205
Short Term Investments	850,083	-	-	850,083
Total	$850,083	$26,681,205	$-	$27,531,288